Goodwill and Other Acquisition Intangibles (Estimated Future Amortization Expense for Next Five Years) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Goodwill And Intangible Assets [Line Items]
2013, Intangibles Amortization Expense	$ 15.2
2014, Intangibles Amortization Expense	14.8
2015, Intangibles Amortization Expense	14.7
2016, Intangibles Amortization Expense	14.5
2017, Intangibles Amortization Expense	$ 13.5